UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22483

       Copeland Trust

                (Exact name of registrant as specified in charter)

       Eight Tower Bridge 161 Washington St., Suite #1650, Conshohocken, PA 19428

(Address of principal executive offices)

(Zip code)

James Ash

 Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period: 2/28/13

Item 1.  Schedule of Investments.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2013
Shares	Security	Market Value

	COMMON STOCK - 99.79%
	AEROSPACE / DEFENSE - 2.01%
75,995	Lockheed Martin Corp.	$ 6,687,560

	AGRICULTURE - 2.25%
81,713	Philip Morris International, Inc.	7,497,168

	APPAREL - 1.82%
125,214	Coach, Inc.	6,051,593

	BANKS - 2.02%
174,851	Bank of the Ozarks, Inc.	6,712,530

	CHEMICALS - 10.81%
75,292	Airgas, Inc.	7,550,282
109,280	Albemarle Corp.	7,111,942
95,276	Ecolab, Inc.	7,293,378
74,068	Monsanto Co.	7,483,090
26,038	NewMarket Corp.	6,552,984
		35,991,676
	DISTRIBUTION / WHOLESALE - 2.35%
34,589	WW Grainger, Inc.	7,833,025

	DIVERSIFIED FINANCIAL SERVICES - 6.06%
96,013	Ameriprise Financial, Inc.	6,589,372
88,701	T Rowe Price Group, Inc.	6,314,624
45,922	Visa, Inc. - Cl. A	7,285,066
		20,189,062
	ELECTRIC - 4.60%
389,135	NV Energy, Inc.	7,689,308
184,320	Wisconsin Energy Corp.	7,612,416
		15,301,724
	HEALTHCARE PRODUCTS - 4.56%
106,710	Baxter International, Inc.	7,213,596
124,849	Stryker Corp.	7,975,354
		15,188,950
	HOUSEHOLD PRODUCTS / WARES - 2.38%
127,739	Church & Dwight Co., Inc.	7,914,708

	INSURANCE - 1.90%
73,994	ACE Ltd.	6,318,348

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2013
Shares	Security	Market Value

	LEISURE TIME - 2.26%
86,091	Polaris Industries, Inc.	$ 7,521,771

	MACHINERY-DIVERSIFIED - 4.30%
62,379	Cummins, Inc.	7,227,855
112,095	Nordson Corp.	7,106,823
		14,334,678
	MEDIA - 2.34%
203,492	Comcast Corp.	7,795,779

	OIL & GAS - 6.47%
62,989	Chevron Corp.	7,379,161
124,222	ConocoPhillips	7,198,665
84,762	Occidental Petroleum Corp.	6,978,456
		21,556,282
	PHARMACEUTICALS - 6.66%
204,100	Abbott Laboratories	6,896,539
163,004	AmerisourceBergen Corp.	7,693,789
43,349	Novo Nordisk A/S - ADR	7,586,075
		22,176,403
	PIPELINES - 11.65%
169,964	Enbridge, Inc.	7,573,596
183,064	Genesis Energy LP	8,411,791
154,159	ONEOK, Inc.	6,935,613
136,946	Sunoco Logistics Partners LP	8,563,233
211,216	Williams Cos, Inc.	7,331,307
		38,815,540
	REITS - 3.55%
77,953	Digital Realty Trust, Inc.	5,221,292
236,155	Omega Healthcare Investors, Inc.	6,609,978
		11,831,270
	RETAIL - 10.75%
211,811	Brinker International, Inc.	7,070,251
126,228	Casey's General Stores, Inc.	7,143,243
70,439	Costco Wholesale Corp.	7,134,766
147,643	CVS Caremark Corp.	7,547,510
153,299	TJX Cos, Inc.	6,893,856
		35,789,626
	SEMICONDUCTORS - 2.52%
127,915	QUALCOMM, Inc.	8,395,062

	SOFTWARE - 1.86%
223,153	Microsoft Corp.	6,203,653

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2013
Shares	Security	Market Value

	TRANSPORTATION - 2.06%
50,055	Union Pacific Corp.	$ 6,863,041

	TECHNOLOGY SERVICES - 4.61%
118,992	Accenture PLC - Cl. A	8,848,245
66,605	FactSet Research Systems, Inc.	6,480,000
		15,328,245

	TOTAL COMMON STOCK	332,297,694
	( Cost - $292,111,918)

	SHORT-TERM INVESTMENT - 0.08%
271,942	Fifth Third US Treasury Money Market Fund, 0.00% +	271,942
	TOTAL SHORT-TERM INVESTMENT
	( Cost - $271,942)

	TOTAL INVESTMENTS - 99.87%
	( Cost - $292,383,860) (a)	$ 332,569,636
	OTHER ASSETS LESS LIABILITIES - 0.13%	420,424
	NET ASSETS - 100.00%	$ 332,990,060

+ Money market fund; Interest rate reflects seven-day effective yield on February 28, 2013. ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $291,979,430 and differs from market value by net unrealized appreciation (depreciation) of:
	Unrealized appreciation:	$ 43,260,149
	Unrealized depreciation:	(2,669,943)
	Net unrealized appreciation:	$ 40,590,206

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2013
Shares	Security				Market Value

	COMMON STOCK - 98.20%
	AEROSPACE / DEFENSE - 2.13%
2,682	Cobham PLC				$ 9,388

	AGRICULTURE - 4.91%
242	Imperial Tobacco Group PLC				8,758
405	Japan Tobacco, Inc.				12,847
					21,605
	AIRLINES - 2.14%
90	Copa Holdings SA - Cl. A				9,398

	BANKS - 2.13%
13,093	Industrial & Commercial Bank of China Ltd.				9,388

	BEVERAGES - 2.04%
145	Heineken Holding NV				8,988

	BUILDING MATERIALS - 2.09%
4,049	Indocement Tunggal Prakarsa Tbk PT				9,182

	CHEMICALS - 4.10%
246	Croda International PLC				9,643
242	Johnson Matthey PLC				8,407
					18,050
	DIVERSIFIED FINANCIAL SERVICES - 4.37%
1,476	Aberdeen Asset Management PLC				9,601
1,291	IG Group Holdings PLC				9,640
					19,241
	ELECTRONICS - 2.33%
285	Spectris PLC				10,234

	ENGINEERING & CONSTRUCTION - 2.29%
1,534	Cheung Kong Infrastructure Holdings Ltd.				10,065

	ENTERTAINMENT - 2.72%
145	Paddy Power PLC				11,986

	FOOD - 4.74%
90	Casino Guichard Perrachon SA				9,047
15,649	Indofood Sukses Makmur Tbk PT				11,792
					20,839
Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2013
Shares	Security				Market Value

	HEALTHCARE PRODUCTS - 4.45%
197	Coloplast A/S				$ 10,291
173	Smith & Nephew PLC - ADR				9,288
					19,579
	HOLDING COMPANIES-DIVERSIFIED - 4.39%
148	Jardine Matheson Holdings Ltd.				9,371
1,139	Wharf Holdings Ltd.				9,949
					19,320
	HOUSEHOLD PRODUCTS / WARES - 2.22%
146	Reckitt Benckiser Group PLC				9,790

	INSURANCE - 2.09%
145	Intact Financial Corp.				9,205

	INTERNET - 4.96%
288	Tencent Holdings Ltd.				9,918
28	Yahoo Japan Corp.				11,889
					21,807
	MEDIA - 2.75%
941	British Sky Broadcasting Group PLC				12,104

	MINING - 2.06%
121	BHP Billiton Ltd. - ADR				9,058

	OIL & GAS - 8.62%
331	Canadian Natural Resources Ltd.				10,092
127	Fuchs Petrolub AG				9,800
144	Lukoil - ADR				9,288
289	Suncor Energy, Inc.				8,742
					37,922
	OIL & GAS SERVICES - 2.04%
569	AMEC PLC				8,978

	PHARMACEUTICALS - 6.48%
57	Novo Nordisk A/S - ADR				9,975
199	Sanofi Synthetic Laboratories - ADR				9,395
244	Teva Pharmaceutical Industries Ltd. - ADR				9,126
					28,496
	PIPELINES - 2.21%
218	Enbridge, Inc.				9,714

	RETAIL - 1.87%
1,146	Woolworths Holdings Ltd/South Africa				8,241

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2013
Shares	Security				Market Value

	SOFTWARE - 1.98%
221	Software AG				$ 8,709

	TELECOMMUNICATIONS - 8.69%
132	KDDI Corp.				9,960
475	MTN Group Ltd. - ADR				9,334
205	Rogers Communications, Inc.				9,736
367	Vodafone Group PLC - ADR				9,226
					38,256
	TRANSPORTATION - 2.33%
101	Canadian National Railway Co.				10,241

	TECHNOLOGY SERVICES - 5.07%
140	Accenture PLC - Cl. A				10,410
221	Infosystems Technologies Ltd. - ADR				11,919
					22,329

	TOTAL COMMON STOCK				432,113
	( Cost - $418,302)

	SHORT-TERM INVESTMENT - 11.49%
50,573	Federated Treasury Obligations Fund, 0.01% +				50,573
	TOTAL SHORT-TERM INVESTMENT
	( Cost - $50,573)

	TOTAL INVESTMENTS - 109.69%
	( Cost - $468,875) (a)				$ 482,686
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.69) %				(42,647)
	NET ASSETS - 100.00%				$ 440,039

+ Money market fund; Interest rate reflects seven-day effective yield on February 28, 2013. ADR - American Depositary Receipt
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $468,875 and differs from market value by net unrealized appreciation (depreciation) of:
			Unrealized appreciation:		$ 19,991
			Unrealized depreciation:		(6,180)
			Net unrealized appreciation:		$ 13,811

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2013
Shares	Security				Market Value

As of February 28, 2013, the following Forward Currency Exchange contracts were open:

Forward Currency Contracts

	Settlement		Local Currency	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	/(Depreciation)
To Buy:
Euro	3/1/2013	Fifth Third	1,404	$ 1,835	$ (11)
British Pound	3/4/2013	Fifth Third	5,961	9,042	(4)
Canadian Dollar	3/4/2013	Fifth Third	909	884	(5)
Euro	3/4/2013	Fifth Third	2,117	2,768	(16)
Hong Kong Dollar	3/4/2013	Fifth Third	27,853	3,593	(1)
Danish Krona	3/5/2013	Fifth Third	5,041	884	(4)
Japanese Yen	3/5/2013	Fifth Third	242,775	2,631	(4)
South African Rand	3/7/2013	Fifth Third	7,916	881	(5)

Total unrealized loss on forward foreign currency contracts					$ (50)

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2013

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used.  The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”).  Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV.  However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Effective December 17, 2012 Copeland International Stock began using fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2013
The following is a summary of the inputs used as of February 28, 2013 in valuing the Fund's assets carried at fair value:

Copeland Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 332,297,694	$ -	$ -	$ 332,297,694
Short-Term Investment	$ 271,942	-	-	$ 271,942
Total	$ 332,569,636	$ -	$ -	$ 332,569,636

Copeland International Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 173,518	$ 258,595	$ -	$ 432,113
Short-Term Investment	$ 50,573	-	-	$ 50,573
Total	$ 224,091	$ 258,595	$ -	$ 482,686
Liabilities - Derivatives
Forward Currency Exchange Contracts	$ 50	$ -	$ -	$ 50

* See each Fund's Schedule of Investments for industry classification.
The Funds did not hold any level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Funds' policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Copeland Trust

By (Signature and Title)

/s/ Eric C. Brown

Eric C. Brown, President

Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric C. Brown

Eric C. Brown, President

Date

By (Signature and Title)

/s/ Mark W. Giovanniello

 Mark W. Giovanniello, Treasurer

Date